Stockholders’ (deficit) equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ (deficit) equity

Note 8—Stockholders’ (deficit) equity

Upon closing of the Mergers on August 15, 2022, as discussed in Note 3, the Company’s capital stock consisted of (i) shares of Class A Common Stock issued as a result of the automatic conversion of Founder Class A Shares on a one-for-one basis, (ii) shares of Class A Common Stock issued to the PIPE Investors, (iii) shares of Class A Common Stock issued to the Blocked Unitholders and (iv) shares of Class V Common Stock issued to the Rubicon Continuing Unitholders.

The table set forth below reflects information about the Company’s equity, as of September 30, 2022. The Earn-Out Interests are considered contingently issuable shares and therefore excluded from the number of shares of Class A Common Stock and Class V Common Stock issued and outstanding in the table below.

	Authorized	Issued	Outstanding
Class A Common Stock	690,000,000	49,714,239	49,714,239
Class V Common Stock	275,000,000	115,463,646	115,463,646
Preferred Stock	10,000,000	-	-
Total shares as of September 30, 2022	975,000,000	165,177,885	165,177,885

Each share of Class A Common Stock and Class V Common Stock entitles the holder one vote per share. Only holders of Class A Common Stock have the right to receive dividend distributions. In the event of liquidation, dissolution or winding up of the affairs of the Company, only holders of Class A Common Stock have the right to receive liquidation proceeds, while the holders of Class V Common Stock are entitled to only the par value of their shares. The holders of Class V Common Stock have the right to exchange Class V Common Stock for an equal number of shares of Class A Common Stock. The Company’s board of directors has discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

Note 8—Members’ equity (deficit)

	Authorized		Held by Members
	as of December 31,		as of December 31,
	2021	2020	2021	2020
Common units	34,438,298	34,438,298	9,440,108	9,440,108
Series A Preferred	4,834,906	4,834,906	4,834,906	4,834,906
Series B Preferred	6,820,450	6,820,450	6,774,923	6,774,923
Series C Preferred	3,142,815	3,142,815	3,141,500	3,141,500
Series D Preferred	2,816,403	2,816,403	2,787,707	2,787,707
Series E Preferred	7,451,981	7,451,981	6,530,128	5,447,120
	59,504,853	59,504,853	33,509,272	32,426,264

The founding member holds 8,278,000 common units.

During 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

Under the terms of the LLC Operating Agreement (“Agreement”), allocations of profits, losses, capital gains, and distributions are in the following priorities:

Profits and Losses – After giving effect to any required regulatory allocations, net profits and net losses (and to the extent necessary, individual items of income, gain, loss, deduction, or credit) of the Company shall be allocated to and among the members in a manner such that, as of the end of each allocation period, the sum of (i) the capital account of each member, (ii) each member’s share of partnership minimum gain (as determined in accordance with Treasury Regulations Section 1.704-2(g)), and (iii) each member’s partner nonrecourse debt minimum gain, shall be equal, as nearly as possible, to the respective net amounts that would be distributed to such member if the Company were dissolved, its affairs wound up and its assets sold for cash equal to their book value, all Company liabilities were satisfied (limited with respect to each nonrecourse liability to the book value of the assets securing such liability), and the net assets of the Company were distributed in accordance with the Agreement to the members immediately after making such allocations.

Distributions – Distributable cash from operations shall be distributed to the members as follows:

First, to members for tax distributions based on the highest applicable individual income tax rate applied to the allocation of net taxable income.

Second, to preferred unit holders on a pro rata basis until each preferred unit holder has received aggregate distributions in full repayment of their capital contributions.

Last, to preferred and common unit holders pro rata according to the number of units held by each member.

The Agreement also contains provisions governing the sale of the founding member’s interest in certain circumstances. The Agreement also provides for certain limitations of liability of operating managers upon good faith distributions of funds in accordance with the Agreement and limits each member’s liability to their respective capital contribution.